Average Annual Total Returns - ETF - Vanguard Total Corporate Bond ETF	ETF Shares Inception Date	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV Since Fund Inception	ETF Shares Based on NAV Return After Taxes on Distributions 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions Since Fund Inception	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Since Fund Inception	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price Since Fund Inception	Bloomberg U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Fund Inception	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Fund Inception
Total	Nov. 07, 2017	9.32%	6.72%	8.08%	5.30%	5.48%	4.52%	9.32%	6.73%	9.89%	6.89%	7.75%	5.18%